Accounts Receivable, Net - Summary of Movements in Allowance for Doubtful Accounts (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Balance at beginning of the year	¥ (392)	$ (56)	¥ (124)
Additional provision charged to expense	(469)	(68)	(268)
Foreign currency translation	(1)
Balance at the end of the year	¥ (862)	$ (124)	¥ (392)